Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
16.	Commitments and Contingencies

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From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of its business, principally relating to personal injury and property casualty claims. Such claims, even if lacking merit, could result in the expenditure of significant financial and managerial resources.

Currently, the Company is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

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Future minimum contractual charter revenues, gross of commissions, based on vessels committed to non-cancellable,
time charter contracts as of December 31, 2025, amount to $14,863,294 during the twelve months ending December 31, 2026 and $7,294,950 during the twelve months ending December 2027.

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As of December 31, 2025, the Company had total obligations under the memoranda of agreements (Note 3) for the acquisitions of the five handysize drybulk vessels, the product tanker vessel and the post panamax bulker vessel “Post Marvel” of $129,510,000, out of which $124,350,000 will be paid in cash and $5,160,000 in Company’s common shares, due during the twelve months ending December 31, 2026.